Convertible Notes (Details) - Schedule of Reconciliation of the Beginning and Ending Balances	6 Months Ended
Apr. 30, 2024 USD ($)
2023 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening balance
Issuance of convertible notes	57,000
Change in fair value of convertible notes	21,483
Cash repaid	(70,015)
Ordinary shares issued for convertible notes	(8,468)
Total
Jan 2024 [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening balance
Issuance of convertible notes	1,275,000
Change in fair value of convertible notes	298,735
Total	$ 1,573,735